INVESTMENTS - Equity-method investments (Details) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Equity-method investments
Income (Loss) from Equity Method Investments	¥ (39)	$ (5)	¥ (18)
Investment income (loss)	(39)	$ (5)	(18)
AAPC LUB
Equity-method investments
Received cash dividend	47
China Hospitality JV
Equity-method investments
Received cash dividend	54
Azure Hospitality Fund I Limited Partnership
Equity-method investments
Increased investments	64
China Cjia Group Limited [Member]
Equity-method investments
Income (Loss) from Equity Method Investments	32		18
Investment income (loss)	¥ 32		¥ 18